Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income tax recovery at statutory rate	$ 48,399	$ 21,217
Valuation allowance change	(48,399)	(21,217)
Provision for income taxes	$ 0	$ 0